EQUITY - Common shares outstanding (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common shares held in trusts in connection with the RSU plan (Note 17C), PSU plan (Note 17D) and LTIP	671,083	694,808
Total	502,616,936
Employee stock options
Employee stock options	4,646,412
Common Shares Outstanding
Common shares outstanding	497,299,441	456,465,296	245,001,857